Recovery of Erroneously Awarded Compensation	12 Months Ended
Oct. 03, 2025
Restatement Determination Date:: 2025-07-04
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery
Application of Compensation Recovery Policy to Correction of Accounting Error.   As described in more detail in our Annual Report, during the third quarter of 2025 we identified an accounting error related to our deferred tax assets and liabilities and income tax expense calculations in prior periods. We evaluated the effect of the error on our previously issued Consolidated Financial Statements and determined that the related impacts were not material, individually or in aggregate. However, correcting the cumulative effect of the errors as an out-of-period adjustment would be material for fiscal year 2025. As such, we revised our prior period Consolidated Statements of Operations, Consolidated Statements of Comprehensive (Loss) Income, Consolidated Balance Sheets, Consolidated Statements of Stockholders’ Equity, and Consolidated Statements of Cash Flows to correct this error. For additional details regarding the revisions made please refer to “Revisions to Prior Period Financial Statements” of Note 1 to the Consolidated Financial Statements (beginning on page F-9) included in the Annual Report that accompanies this Proxy Statement.
The error correction required a recovery analysis under our Compensation Recovery Policy. Based on that analysis, we determined that no recovery was required under the terms of the Compensation Recovery Policy because the correction resulted in no changes to the performance metrics used to determine incentive-based compensation for our executive officers during any of the applicable completed fiscal years.